Statements of Comprehensive Loss (Parentheticals) - ₪ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Diluted loss per share	₪ (1.08)	₪ (1.44)	₪ (3.33)
Weighted average of number of shares used to calculate the diluted loss per share	31,380,359	17,300,596	7,960,239